SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Water and sewage concession agreements | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	40 years
Brand names | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	20 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	10 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	25 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	30 years
Patents and trademarks | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	40 years
Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years
Product development costs | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	5 years
Distribution networks | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	25 years
Loyalty program | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years